Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating loss carryforwards	$ 45,700
Operating loss carryforward, expiry description	Expire between 2020 and 2025
Net operating loss carryforward, valuation allowance	$ 4,900	$ 31
Increase in net operating loss carryforward, valuation allowance	4,900
Unrecognized tax benefit for likely disallowances	1,700
Deferred tax liabilities on property, plant and equipment	$ 4,911	5,783
Effective statutory rate, description	In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity. For the United Arab Emirates, the statutory rate on our operations is also 0%.
Income tax examination penalties and interest accrued	$ 900
Unrecognized tax benefits	12,500	7,100
Estimated accrued interest and penalties	1,800	$ 900
Unrecognized tax benefits, impact of effective tax rate
Property, Plant and Equipment [Member]
Unrecognized tax benefits	$ 3,600
Minimum [Member]
Income tax statutory rate	0.00%
Maximum [Member]
Income tax statutory rate	35.00%